Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade accounts receivables
Total trade accounts receivables	$ 5,666	$ 4,867
Total contract assets	0	467
Total contract liabilities	1,637	1,773
Deferred Revenue
Total deferred revenue	2,155	106
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	43	79
Semiconductors segment [Member]
Trade accounts receivables
Total trade accounts receivables	3,518	3,282
Total contract liabilities	1,184	4
Deferred Revenue
Total deferred revenue	36	21
ASIC segment [Member]
Trade accounts receivables
Total trade accounts receivables	1,405	986
Total contract assets	0	451
Total contract liabilities	328	1,596
Deferred Revenue
Total deferred revenue	1,756	4
Non-reportable segments [Member]
Trade accounts receivables
Total trade accounts receivables	743	599
Total contract assets	0	16
Total contract liabilities	125	173
Deferred Revenue
Total deferred revenue	$ 363	$ 81